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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                              77046
  (Address of principal executive offices)                            (Zip code)

                                Robert H. Graham
               11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/05

Item 1.  Schedule of Investments.

                               PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com             I-TST-QTR-1 11/05            A I M Advisors, Inc.

                        AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE
                              Your goals. Our solutions.--registered trademark--

AIM Premier Portfolio
SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                                                            PRINCIPAL
                                                                                                              AMOUNT
                                                                                                 MATURITY     (000)        VALUE
                                                                                                 --------   ---------   -----------
COMMERCIAL PAPER--19.93% (A)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--3.21%

Atlantis One Funding Corp.
4.24% (Acquired 11/14/05; Cost $9,901,067)                                        (b)            02/06/06    $10,000    $  9,921,089

Fountain Square Commercial Funding Corp.
4.42% (Acquired 11/30/05; Cost $17,233,252)                                       (b)            04/26/06     17,550      17,235,406
                                                                                                                        ------------
                                                                                                                          27,156,495
                                                                                                                        ------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--1.70%
Thunder Bay Funding LLC
4.24% (Acquired 11/29/05; Cost $14,422,564)                                       (b)            01/18/06     14,508      14,425,981
                                                                                                                        ------------

ASSET-BACKED SECURITIES - FULLY BACKED--4.36%

Concord Minutemen Capital Co., LLC-Series A (Multi CEP's-Liberty
Hampshire Co., LLC; agent)
3.45% (Acquired 06/07/05; Cost $6,970,447)                                        (b)            01/06/06      7,115       7,090,453

Crown Point Capital Co., LLC-Series A (Multi CEP's-Liberty Hampshire
Co., LLC; agent)
3.75% (Acquired 09/08/05; Cost $14,859,563)                                       (b)            12/07/05     15,000      14,990,638

Govco, Inc. (Multi CEP's-Citicorp North America, Inc.; agent)
3.94% (Acquired 09/20/05; Cost $14,703,235)                                       (b)            03/20/06     15,000      14,821,285
                                                                                                                        ------------
                                                                                                                          36,902,376
                                                                                                                        ------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--4.12%

Clipper Receivables Co., LLC
4.05%                                                                                            12/14/05     10,000       9,985,375

CRC Funding LLC
4.24% (Acquired 11/29/05; Cost $9,939,933)                                        (b)            01/19/06     10,000       9,942,289

Gemini Securitization LLC
4.23% (Acquired 11/29/05; Cost $14,936,550)                                       (b)            01/04/06     15,000      14,940,075
                                                                                                                        ------------
                                                                                                                          34,867,739
                                                                                                                        ------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--1.16%

Grampian Funding Ltd./LLC
4.40% (Acquired 11/23/05; Cost $9,780,000)                                        (b)(c)         05/22/06     10,000       9,789,778
                                                                                                                        ------------
DIVERSIFIED BANKS--1.27%

Alabama (State of) Industrial Development Authority (Commscope
Taxable Series 1995 Notes (LOC-Wachovia Bank, N.A.)
4.17%                                                                             (d)            12/22/05     10,800      10,800,000
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES--2.94%

General Electric Co.
4.01%                                                                                            12/29/05     25,000      24,922,028
                                                                                                                        ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.17%
General Electric Capital Corp.
3.91%                                                                                            03/02/06     10,000       9,901,164
                                                                                                                        ------------
TOTAL COMMERCIAL PAPER (Cost $168,765,561)                                                                               168,765,561
                                                                                                                        ------------

                                                                                                             PRINCIPAL
                                                                                                              AMOUNT
                                                                                                  MATURITY     (000)        VALUE
                                                                                                  --------   ---------   -----------
ASSET-BACKED SECURITIES--5.27%

DIVERSIFIED BANKS--0.42%

Residential Mortgage Securities-Series 17A, Class A-1, Floating Rate
Bonds
4.13% (Acquired 02/10/05; Cost $3,535,500)                                         (b)(c)(e)      02/14/06    $ 3,536    $ 3,535,500
                                                                                                                         -----------
FULLY BACKED--1.77%

RACERS Trust-Series 2004-6-MM, Floating Rate Notes (CEP-Lehman
Brothers Holdings Inc.)
4.17% (Acquired 04/13/04; Cost $15,000,000)                                        (b)(e)         05/22/06     15,000     15,000,000
                                                                                                                         -----------
MULTI-LINE INSURANCE--3.08%

Wachovia Asset Securitization Issuance, Inc.-Series 2004-HM2A, Class
AMM, Putable Floating Rate Bonds (INS-Ambac Assurance Corp.)
4.18% (Acquired 09/07/05; Cost $26,126,094)                                        (b)(e)(f)(g)   12/25/34     26,126     26,126,094
                                                                                                                         -----------
TOTAL ASSET-BACKED SECURITIES (Cost $44,661,594)                                                                          44,661,594
                                                                                                                         -----------
CERTIFICATES OF DEPOSIT--4.72%

Societe Generale S.A. (United Kingdom)
3.00%                                                                                             12/21/05     10,000     10,000,000

4.03%                                                                                             12/30/05     25,000     25,000,000

UniCredito Italiano S.p.A.-London (United Kingdom)
3.44%                                                                                             12/07/05      5,000      5,000,000
                                                                                                                         -----------
TOTAL CERTIFICATES OF DEPOSIT (Cost $40,000,000)                                                                          40,000,000
                                                                                                                         -----------
PROMISSORY NOTES--4.13%

Goldman Sachs Group, Inc. (The)
4.19% (Acquired 09/28/05; Cost $35,000,000)                                        (b)(h)(i)      06/23/06     35,000     35,000,000
                                                                                                                         -----------
MEDIUM-TERM NOTES--3.19%

MetLife Global Funding I, Floating Rate MTN
4.18% (Acquired 08/20/03; Cost $10,000,000)                                        (b)(e)         12/15/06     10,000     10,000,000

Procter & Gamble Co. (The); Floating Rate MTN,
3.79% (Acquired 08/02/04; Cost $17,000,000)                                        (b)(j)         10/10/06     17,000     17,000,000
                                                                                                                         -----------
TOTAL MEDIUM-TERM NOTES (Cost $27,000,000)                                                                                27,000,000
                                                                                                                         -----------
VARIABLE RATE DEMAND NOTES--2.82% (K)

INSURED--1.25% (G)

California (State of) Housing Finance Agency; Taxable Home Mortgage
Series 1998 T RB (INS-Ambac Assurance Corp.)
4.08%                                                                              (l)(m)         08/01/29      5,000      5,000,000

Fairview (City of), Minnesota Hospital & Healthcare Services;
Taxable Series 1994 A ACES RB (INS-MBIA Insurance Corp.)
4.09%                                                                              (l)(m)         11/01/15      3,700      3,700,000

Florida (State of) Baptist Health System of South Florida; Taxable
Series 1995 B RB (INS-MBIA Insurance Corp.)
4.08%                                                                              (l)(m)         05/15/25      1,900      1,900,000
                                                                                                                         -----------
                                                                                                                          10,600,000
                                                                                                                         -----------

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT
                                                                                                MATURITY     (000)         VALUE
                                                                                                --------   ---------   -------------
LETTER OF CREDIT ENHANCED--1.57% (D)

Albuquerque (City of), New Mexico (Ktech Corp. Project); Taxable Series 2002 IDR
(LOC-Wells Fargo Bank, N.A.)
4.15%                                                                                (l)        11/01/22    $ 1,300    $  1,300,000

Capital One Funding Corp.; Series 1999-F Floating Rate Notes (LOC-JPMorgan Chase
Bank)
4.10%                                                                                (l)(m)     12/02/19      6,271       6,271,000

Michigan (State of), Grand Traverse Band Economic Development Corp.; Taxable
Series 2003 RB (LOC-Bank of America, N.A.)
4.10%                                                                                (l)(m)     09/01/18      2,600       2,600,000

North Carolina (State of) Roman Catholic Diocese of Charlotte; Series 2002
Floating Rate Bonds (LOC-Wachovia Bank, N.A.)
4.10%                                                                                (l)(m)     05/01/14      1,500       1,500,000

Richmond (City of), Virginia Redevelopment & Housing Authority (Old Manchester
Project); Taxable Series 1995 B RB (LOC-Wachovia Bank, N.A.)
4.06%                                                                                (e)(m)     12/01/25      1,590       1,590,000
                                                                                                                       ------------
                                                                                                                         13,261,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $23,861,000)                                                                      23,861,000
                                                                                                                       ------------
MASTER NOTE AGREEMENTS--2.36%

Merrill Lynch Mortgage Capital, Inc.
4.20% (Acquired 11/16/05; Cost $20,000,000)                                          (b)(m)(n)  02/14/06     20,000      20,000,000
                                                                                                                       ------------
FUNDING AGREEMENTS--1.18%

Travelers Insurance Co. (The)
4.25% (Acquired 10/18/05; Cost $10,000,000)                                          (b)(j)(i)  10/13/06     10,000      10,000,000
                                                                                                                       ------------
Total Investments (excluding Repurchase Agreements) (Cost $369,288,155)                                                 369,288,155
                                                                                                                       ------------
REPURCHASE AGREEMENTS--56.45%

ABN AMRO Bank N.V. - New York Branch
4.01%                                                                                (o)        12/01/05     35,000      35,000,000

Banc of America Securities LLC
4.04%                                                                                (p)        12/01/05     35,000      35,000,000

Bank of Nova Scotia (The) - New York Branch
4.02%                                                                                (q)        12/01/05     35,000      35,000,000

Barclays Capital Inc.
4.02%                                                                                (r)        12/01/05     38,184      38,183,981

BNP Paribas Securities London
4.12%                                                                                (c)(s)     12/01/05     30,000      30,000,000

Citigroup Global Markets Inc.
4.01%                                                                                (t)        12/01/05     35,000      35,000,000

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT
                                                                                                MATURITY     (000)         VALUE
                                                                                                --------   ---------   -------------
REPURCHASE AGREEMENTS - (CONTINUED)

Credit Suisse First Boston LLC
4.02%                                                                                (u)        12/01/05    $35,000    $ 35,000,000

Deutsche Bank Securities Inc.
4.04%                                                                                (v)        12/01/05     35,000      35,000,000

Fortis Bank N.V./S.A. - New York Branch
4.11%                                                                                (c)(w)     12/01/05     30,000      30,000,000

Goldman, Sachs & Co.
4.03%                                                                                (x)        12/01/05     35,000      35,000,000

Greenwich Capital Markets, Inc.
4.04%                                                                                (y)        12/01/05     35,000      35,000,000

Morgan Stanley & Co., Inc.
4.02%                                                                                (z)        12/01/05     35,000      35,000,000

Societe Generale-New York Branch
4.04%                                                                                (aa)       12/01/05     35,000      35,000,000

Wachovia Capital Markets, LLC
4.13%                                                                                (ab)       12/01/05     30,000      30,000,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (Cost $478,183,981)                                                                         478,183,981
                                                                                                                       ------------
TOTAL INVESTMENTS--100.05% (Cost $847,472,136)                                       (ac)(ad)                           847,472,136
                                                                                                                       ------------
OTHER ASSETS LESS LIABILITIES--(0.05%)                                                                                     (398,364)
                                                                                                                       ------------
NET ASSETS--100.00%                                                                                                    $847,073,772
                                                                                                                       ------------

Investment Abbreviations:

ACES     Automatically Convertible Extendable Security
CEP      Credit Enhancement Provider
IDR      Industrial Development Revenue Bonds
INS      Insurer
LOC      Letter of Credit
MTN      Medium Term Notes
RACERS   Restructured Assets Certificates with Enhanced ReturnS(sm)
RB       Revenue Bonds

     Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2005 was $249,818,588, which represented 29.49% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: United Kingdom: 6.3%, France: 3.5% and Belgium: 3.5%.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2005.

(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(g) Principal and/or interest payments are secured by bond insurance company listed.

(h) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2005.

(i) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at November 30, 2005 was $45,000,000, which represented 5.31% of the Fund's Net Assets.

(j) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2005.

(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2005.

(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on November 30, 2005.

(o) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,924. Collateralized by $112,729,000 U.S. Government obligations, 5.13% to 6.75% due 07/15/12 to 03/15/31 with an aggregate value at 11/30/05 of $127,500,689. The amount to be received upon repurchase by the Fund is $35,003,899.

(p) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $1,000,112,222. Collateralized by $1,056,648,807 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate value at 11/30/05 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $35,003,928.

(q) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $255,295,000 U.S. Government obligations, 2.50% to 5.50% due 03/15/06 to 10/19/15 with an aggregate value at 11/30/05 of $255,000,433. The amount to be received upon repurchase by the Fund is $35,003,908.

(r) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $552,321,372. Collateralized by $563,500,000 U.S. Government obligations, 0.00% to 5.38% due 05/02/06 to 05/15/19 with an aggregate value at 11/30/05 of $563,305,641. The amount to be received upon repurchase by the Fund is $38,188,245.

(s) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $813,093,100. Collateralized by $1,001,220,023 corporate obligations, 0.00% to 11.66% due 03/01/06 to 11/25/35 with an aggregate value at 11/30/05 of $844,770,001. The amount to be received upon repurchase by the Fund is $30,003,435.

(t) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,055,694. Collateralized by $507,316,000 U.S. Government obligations, 0.00% to 8.25% due 05/01/06 to 04/15/42 with an aggregate value at 11/30/05 of $510,000,827. The amount to be received upon repurchase by the Fund is $35,003,899.

(u) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,460,000 U.S. Government obligations, 3.00% to 5.25% due 05/15/06 to 06/12/13 with an aggregate value at 11/30/05 of $257,584,854. The amount to be received upon repurchase by the Fund is $35,003,908.

(v) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $507,533,058 U.S. Government obligations, 3.25% to 6.00% due 01/01/19 to 09/01/44 with an aggregate value at 11/30/05 of $510,000,001. The amount to be received upon repurchase by the Fund is $35,003,928.

(w) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $600,068,542. Collateralized by $632,426,364 corporate, 4.46% to 6.00% due 10/15/12 to 04/25/36 with an aggregate value at 11/30/05 of $629,760,188. The amount to be received upon repurchase by the Fund is $30,003,427.

(x) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,986. Collateralized by $257,660,972 U.S. Government obligations, 3.98% to 5.54% due 04/01/32 to 10/01/35 with an aggregate value at 11/30/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $35,003,918.

(y) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $511,125,503 U.S. Government obligations, 3.30% to 5.84% due 05/01/28 to 10/01/41 with an aggregate value at 11/30/05 of $510,000,414. The amount to be received upon repurchase by the Fund is $35,003,928.

(z) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,785,000 U.S. Government obligations, 3.25% to 4.63% due 08/22/06 to 10/15/13 with an aggregate value at 11/30/05 of $258,299,549. The amount to be received upon repurchase by the Fund is $35,003,908.

(aa) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $350,039,278. Collateralized by $377,315,738 U.S. Government obligations, 0.00% to 7.00% due 10/15/06 to 10/01/35 with an aggregate value at 11/30/05 of $357,000,544. The amount to be received upon repurchase by the Fund is $35,003,928.

(ab) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,057,361. Collateralized by $550,513,588 corporate obligations, 4.23% to 5.51% due 12/27/05 to 05/15/44 with an aggregate value at 11/30/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $30,003,442.

(ac) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the porfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

ENTITIES                      PERCENTAGE
--------                      ----------
Wachovia Bank, N.A.               5.18
Other Entities Less than 5%      94.82

(ad) Also represents cost for federal income tax purposes.

     See accompanying notes to which are an integral part of the this schedule.

AIM Premier Portfolio
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

AIM Premier Tax Exempt Portfolio
SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                                               RATINGS (a)    PRINCIPAL
                                                                                             --------------     AMOUNT
                                                                                              S&P   MOODY'S     (000)        VALUE
                                                                                             ----   -------   ---------   ----------
MUNICIPAL OBLIGATIONS--98.96%

GEORGIA--7.65%

Floyd (County of) Development Authority (Shorter College Project);
VRD Series 1998 RB (LOC-SunTrust Bank)
3.19%, 06/01/17                                                         (b)(c)(d)            A-1+      --       $1,900    $1,900,000
                                                                                                                          ----------

ILLINOIS--17.73%

Chicago (City of) (Churchview Supportive Living Facility);
Multi-Family Housing VRD Series 2003 RB (LOC-Harris N.A.)
(Acquired 11/01/05; Cost $1,400,000)
3.16%, 03/01/33                                                         (b)(c)(d)(e)(f)       --     VMIG-1      1,400     1,400,000

Chicago (City of) (Crane Carton Co. Project); Economic Development
VRD Series 1992 RB (LOC-Bank of America, N.A.)
(Acquired 06/21/04; Cost $300,000)
3.15%, 06/01/12                                                         (b)(c)(d)(e)(f)      A-1+      --          300       300,000

Illinois (State of) Development Finance Authority (Aurora
Central Catholic High School); VRD Series 1994
RB (LOC-Allied Irish Banks plc)
3.27%, 04/01/24                                                         (b)(c)(d)(g)          A-1      --        1,000     1,000,000

Illinois (State of) Educational Facilities Authority (Aurora
University); VRD Series 2002
RB (LOC-Fifth Third Bank)
3.00%, 03/01/32                                                         (b)(c)(d)             --     VMIG-1      1,300     1,300,000

Kane, Cook & Du Page (Counties of) School District No. 46 (Elgin);
Refunding Unlimited Tax Series 2005 GO
(INS-Financial Security Assurance Inc.)
3.00%, 01/01/06                                                         (h)                   --      Aaa          400       400,267
                                                                                                                          ----------
                                                                                                                           4,400,267
                                                                                                                          ----------

                                                                                               RATINGS (a)    PRINCIPAL
                                                                                             --------------    AMOUNT
                                                                                              S&P   MOODY'S     (000)       VALUE
                                                                                             ----   -------   ---------   ----------
INDIANA--8.70%

Indiana (State of) Housing Finance Authority (Pedcor
Investments-Cumberland Crossing Apartments Development);
Multi-Family Housing VRD Series 1997 M-B
RB (LOC-Federal Home Loan Bank of Indianapolis)
3.17%, 01/01/29                                                         (b)(c)(d)(e)          --     VMIG-1     $  513    $  513,000

Kokomo (City of) (Village Community Partners IV, L.P. Project);
Economic Development VRD Series 1995 RB
(LOC-Federal Home Loan Bank of Indianapolis)
3.15%, 06/01/30                                                         (b)(c)(d)(e)          --     VMIG-1      1,000     1,000,000

Portage (City of) (Pedcor Investments-Port Crossing III Apartments
Project); Economic Development VRD Series
1995 B RB (LOC-Federal Home Loan Bank of Indianapolis)
3.25%, 08/01/30                                                         (b)(c)(d)(e)          --     VMIG-1        648       648,000
                                                                                                                          ----------
                                                                                                                           2,161,000
                                                                                                                          ----------

IOWA--3.83%

Iowa (State of) Finance Authority (YMCA Project); Economic
Development VRD Series 2000 RB (LOC-Wells Fargo Bank, N.A)
3.15%, 06/01/10                                                         (b)(c)(d)(i)          --       --          950       950,000

KANSAS--2.30%

Lenexa (City of) (DCI, Inc. Project); VRD Series 1998
IDR (LOC-LaSalle Bank N.A.) (Acquired 09/15/05;
Cost $570,000)
3.15%, 10/01/18                                                         (b)(c)(d)(e)(f)(j)    --       --          570       570,000

KENTUCKY--11.15%

Kentucky (State of) Area Development Districts Financing Trust
(Ewing); Lease Acquisition Program VRD Series
2000 RB (LOC-Wachovia Bank, N.A.)
3.15%, 06/01/33                                                         (b)(c)(d)(k)         A-1+      --        2,300     2,300,000

Newport (City of) Kentucky League of Cities Funding Trust;
Lease Program VRD Series 2002 RB (LOC-U.S.
Bank, N.A.)
3.06%, 04/01/32                                                         (b)(c)(d)(k)          --     VMIG-1        467       467,000
                                                                                                                          ----------
                                                                                                                           2,767,000
                                                                                                                          ----------

MARYLAND--1.57%

Hyattsville (City of) (Safeway Inc. Projects); Refunding VRD Series
1991 IDR (LOC-Deutsche Bank A.G.)
2.80%, 12/01/05                                                         (c)(d)(g)(l)(m)       A-1      --          390       390,000

                                                                                                 RATINGS(a)     PRINCIPAL
                                                                                              ---------------     AMOUNT
                                                                                               S&P    MOODY'S      (000)      VALUE
                                                                                              -----   -------   ---------   --------
MASSACHUSETTS--2.20%

Hudson (Town of); Limited Tax Series 2005 GO (INS-Ambac Assurance
Corp.)
   4.00%, 05/01/06                                                          (h)                 AAA       Aaa      $543     $546,107
                                                                                                                            --------
MICHIGAN--2.63%

Michigan (State of) Housing Development Authority (Berrien Woods III);
Multi-Family Housing VRD Series 2000 B RB (LOC-Federal Home Loan Bank
of Indianapolis)
   3.20%, 07/01/32                                                          (b)(c)(d)(e)       A-1+        --       150      150,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit
Project); VRD Series 2001 RB (LOC-JPMorgan Chase Bank)
   3.13%, 05/01/31                                                          (b)(c)(d)          A-1+        --       200      200,000

Michigan (State of); Unlimited Tax Series 2005 A GO
   4.50%, 09/29/06                                                                            SP-1+     MIG-1       300      302,995
                                                                                                                            --------
                                                                                                                             652,995
                                                                                                                            --------
MONTANA--2.82%

Great Falls (City of) (Safeway Inc. Projects); Refunding VRD Series
1991 IDR (LOC-Deutsche Bank A.G.)
   2.80%, 12/01/05                                                          (c)(d)(g)(l)(m)     A-1        --       400      400,000

Havre (City of) (Safeway Inc. Projects); Refunding VRD Series 1991
IDR (LOC-Deutsche Bank A.G.)
   2.80%, 12/01/05                                                          (c)(d)(g)(l)(m)     A-1        --       300      300,000
                                                                                                                            --------
                                                                                                                             700,000
                                                                                                                            --------
NORTH CAROLINA--1.61%

Charlotte (City of); Commercial Paper Series 2005 BAN
   2.65%, 01/11/06                                                                             A-1+        --       400      400,000
                                                                                                                            --------
OHIO--3.75%

Loveland (City of) School District; Limited Tax Series 2005 TAN (INS
-Financial Security Assurance Inc.)
   4.00%, 06/01/06                                                          (h)                 AAA       Aaa       725      729,955

Ohio (State of) Water Development Authority (Cleveland); Refunding
Pollution Control Facilities VRD Series 1999 A RB (LOC-Barclays Bank
PLC)
   3.08%, 06/15/33                                                          (b)(c)(d)(e)(g)    A-1+    VMIG-1       200      200,000
                                                                                                                            --------
                                                                                                                             929,955
                                                                                                                            --------

                                                                                               RATINGS(a)     PRINCIPAL
                                                                                            ---------------    AMOUNT
                                                                                             S&P    MOODY'S     (000)        VALUE
                                                                                            -----   -------   ---------   ----------
OKLAHOMA--7.65%

Muskogee (City of) Industrial Trust (Muskogee Mall Ltd. Special
Project); VRD Series 1985 IDR (LOC-Bank of America, N.A.)
   3.20%, 12/01/15                                                        (b)(c)(d)(k)         --    VMIG-1     $1,500    $1,500,000

Muskogee (City of) Industrial Trust (Warmack-Muskogee Ltd.); VRD
Series 1985 IDR (LOC-Bank of America, N.A.) (Acquired 11/05/04; Cost
$100,000)
   3.20%, 12/01/15                                                        (b)(c)(d)(f)         --    VMIG-1        100       100,000

Tulsa (County of) Industrial Authority; Capital Improvements VRD
Series 2003 A IDR
   3.13%, 05/15/06                                                        (c)(l)(m)          A-1+        --        300       300,000
                                                                                                                          ----------
                                                                                                                           1,900,000
                                                                                                                          ----------
SOUTH CAROLINA--2.02%

Charleston (County of) School District Development Corp.; Unlimited
Tax Series 2005 TAN GO (CEP-South Carolina
State Department of Education)
   3.75%, 04/13/06                                                                             --     MIG-1        500       502,178
                                                                                                                          ----------
TENNESSEE--0.41%

Johnson City (City of) School District; Unlimited Tax Series 1994 GO
   6.70%, 05/01/06                                                        (l)(n)              AAA       Aaa        100       101,499
                                                                                                                          ----------
TEXAS--11.26%

Bexar (County of) Health Facilities Development Corp. (Warm Springs
Rehabilitation Foundation Project); Health Care System VRD Series
1997 RB (LOC-JPMorgan Chase Bank)
   3.13%, 09/01/27                                                        (b)(c)(d)            --    VMIG-1        835       835,000

Garland (City of) Industrial Development Authority Inc. (Carroll Co.
Project); VRD Series 1984 IDR (LOC-Wells Fargo Bank, N.A.) (Acquired
09/12/05; Cost $1,300,000)
   3.13%, 12/01/14                                                        (b)(c)(d)(f)         --       Aaa      1,300     1,300,000

Lamar (City of) Consolidated Independent School District; Prerefunded
Unlimited Tax Series 1996 GO
   4.75%, 02/15/06                                                        (n)                 AAA       Aaa        255       255,896

Texas (State of); Unlimited Tax Series 2005 TRAN GO
   4.50%, 08/31/06                                                                          SP-1+     MIG-1        400       404,356
                                                                                                                          ----------
                                                                                                                           2,795,252
                                                                                                                          ----------

                                                                                              RATINGS(a)     PRINCIPAL
                                                                                           ---------------     AMOUNT
                                                                                            S&P    MOODY'S     (000)        VALUE
                                                                                           -----   -------   ---------   -----------
WASHINGTON--4.47%

King (County of) School District No. 406 (South Central); Refunding
Unlimited Tax Series 2004 GO (INS-Financial Security Assurance Inc.)
   2.50%, 12/01/05                                                       (h)                  --       Aaa     $  110    $   110,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services
of Seattle, Inc. Project); Refunding VRD Series 1994 IDR
   3.03%, 11/01/25                                                       (b)(c)(k)          A-1+    VMIG-1      1,000      1,000,000
                                                                                                                         -----------
                                                                                                                           1,110,000
                                                                                                                         -----------
WISCONSIN--7.21%

Appleton (City of) Redevelopment Authority (Fox Cities Performing
Arts Center Project); Redevelopment VRD Series 2001 B RB (LOC-JPMorgan
Chase Bank; M&I Marshall & Ilsley Bank)
   3.00%, 06/01/36                                                       (b)(c)(d)            --    VMIG-1        900        900,000

Madison (City of) Community Development Authority (Hamilton Point
Apartments Project); Refunding Multi-Family Housing VRD Series 1997
A RB (LOC-JPMorgan Chase Bank) (Acquired 08/28/02; Cost $890,000)
   3.22%, 10/01/22                                                       (b)(c)(d)(f)(i)      --        --        890        890,000
                                                                                                                         -----------
                                                                                                                           1,790,000
                                                                                                                         -----------
TOTAL INVESTMENTS--98.96%
(Cost $24,566,253)                                                       (o)(p)                                           24,566,253
                                                                                                                         -----------
OTHER ASSETS LESS LIABILITIES--1.04%                                                                                         258,642
                                                                                                                         -----------
NET ASSETS--100.00%                                                                                                      $24,824,895
                                                                                                                         -----------

Investment Abbreviations:

BAN  Bond Anticipation Notes
CEP  Credit Enhancement Program
GO   General Obligation Bonds
IDR  Industrial Development Revenue Bonds
INS  Insurer
LOC  Letter of Credit
RB   Revenue Bonds
TAN  Tax Anticipation Notes
TRAN Tax and Revenue Anticipation Notes
VRD  Variable Rate Demand

     NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's").

(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2005.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)  Security subject to the alternative minimum tax.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2005 was $4,560,000, which represented 18.37% of the Fund's Net Assets. These securities are not considered to be illiquid.

(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(h) Principal and/or interest payments are secured by the bond insurance company listed.

(i) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F-1+.

(k) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(m) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on November 30, 2005.

(n)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(o) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon satisfy issuer's obligations.

ENTITIES                                 PERCENTAGE
--------------------------------------   ----------
JPMorgan Chase Bank                          9.57
Wachovia Bank, N.A.                          9.26
Wells Fargo Bank, N.A.                       9.06
Federal Home Loan Bank of Indianapolis       8.70
Bank of America, N.A.                        7.65
Sun Trust Bank                               7.65
Harris N.A.                                  5.64
Fifth Third Bank                             5.24
Financial Securties Assurance Inc.           5.00
Other Enities Less than 5%                  32.23

(p)  Also represents cost for federal tax purposes.

     See accompanying notes which are an integral part of this schedule.

AIM Premier Tax Exempt Portfolio
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM Premier U.S. Government Money Portfolio
SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT
                                                                                                  MATURITY     (000)       VALUE
                                                                                                  --------   ---------   ----------

U.S. GOVERNMENT AGENCY SECURITIES--
55.26%

FEDERAL HOME LOAN BANK (FHLB)--17.21%
Unsec. Bonds,
1.70%                                                                                             12/30/05     $1,000    $   998,690

Unsec. Disc. Notes, (a)
3.97%                                                                                             12/12/05      1,734      1,731,896

4.10%                                                                                             01/20/06      1,500      1,491,458

Unsec. Global Bonds,
3.25%                                                                                             07/21/06      1,000        995,360
                                                                                                                         -----------
                                                                                                                           5,217,404
                                                                                                                         -----------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--27.97%

Freddie Mac-Series M006, Class A, Taxable Multifamily VRD Ctfs.,
4.19%                                                                                    (b)(c)   10/15/45      2,813      2,812,941

Unsec. Disc. Notes, (a)
3.75%                                                                                             01/03/06        769        766,357

4.07%                                                                                             01/10/06        600        597,287

3.99%                                                                                             02/07/06      1,330      1,319,976

4.19%                                                                                             02/14/06      2,000      1,982,542

3.93%                                                                                             05/02/06        511        502,521

Unsec. Medium Term Notes,
2.91%                                                                                             06/16/06        500        496,552
                                                                                                                         -----------
                                                                                                                           8,478,176
                                                                                                                         -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--10.08%

Unsec. Disc. Notes, (a)
3.98%                                                                                             01/18/06      1,000        994,693

4.07%                                                                                             01/18/06        574        570,885

4.10%                                                                                             01/25/06      1,500      1,490,593

                                                                                                                         -----------
                                                                                                                           3,056,171
                                                                                                                         -----------
Total U.S. Government Agency Securities (Cost
$16,751,751)                                                                                                              16,751,751
                                                                                                                         -----------
Total Investments (excluding Repurchase Agreements) (Cost
$16,751,751)                                                                                                              16,751,751
                                                                                                                         -----------

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                       MATURITY     (000)        VALUE
                                                       --------   ---------   -----------
REPURCHASE AGREEMENTS--44.73%

ABN AMRO Bank N.V. - New York Branch
4.01%                                            (d)   12/01/05     $1,000    $ 1,000,000

Bank of Nova Scotia (The) - New York Branch
4.02%                                            (e)   12/01/05      1,000      1,000,000

Barclays Capital Inc.
4.02%                                            (f)   12/01/05      6,560      6,559,648

BNP Paribas Securities Corp.
4.01%                                            (g)   12/01/05      1,000      1,000,000

Credit Suisse First Boston LLC
4.02%                                            (h)   12/01/05      1,000      1,000,000

Deutsche Bank Securities Inc.
4.00%                                            (i)   12/01/05      1,000      1,000,000

Goldman, Sachs & Co.
4.01%                                            (j)   12/01/05      1,000      1,000,000

Morgan Stanley & Co., Inc.
4.02%                                            (k)   12/01/05      1,000      1,000,000

Total Repurchase Agreements (Cost $13,559,648)                                 13,559,648
                                                                              -----------
TOTAL INVESTMENTS--99.99%  (Cost $30,311,399)    (l)                           30,311,399
                                                                              -----------
OTHER ASSETS LESS LIABILITIES--0.01%                                                2,224
                                                                              -----------
NET ASSETS--100.00%                                                           $30,313,623
                                                                              -----------

Investment Abbreviations:

Ctfs.  Certificates

Disc.  Discounted

Unsec. Unsecured

VRD    Variable Rate Demand

     Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2005.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,924. Collateralized by $112,729,000 U.S. Government obligations, 5.13% to 6.75% due 07/15/12 to 03/15/31 with an aggregate value at 11/30/05 of $127,500,689. The amount to be received upon repurchase by the Fund is $1,000,111.

(e) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $255,295,000 U.S. Government obligations, 2.50% to 5.50% due 03/15/06 to 10/19/15 with an aggregate value at 11/30/05 of $255,000,433. The amount to be received upon repurchase by the Fund is $1,000,112.

(f) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $552,321,372. Collateralized by $563,500,000 U.S. Government obligations, 0% to 5.38% due 05/02/06 to 05/15/19 with an aggregate value at 11/30/05 of $563,305,641. The amount to be received upon repurchase by the Fund is $6,560,380.

(g) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $253,790,000 U.S. Government obligations, 0% to 7.40% due 12/14/05 to 07/15/32 with an aggregate value at 11/30/05 of $255,000,351. The amount to be received upon repurchase by the Fund is $1,000,111.

(h) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,460,000 U.S. Government obligations, 3.00% to 5.25% due 05/15/06 to 06/12/13 with an aggregate value at 11/30/05 of $257,584,854. The amount to be received upon repurchase by the Fund is $1,000,112.

(i) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,889. Collateralized by $130,230,000 U.S. Government obligations, 0% to 5.38% due 08/04/06 to 06/16/20 with an aggregate value at 11/30/05 of $127,500,075. The amount to be received upon repurchase by the Fund is $1,000,111.

(j) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $255,750,000 U.S. Government obligations, 2.00% to 6.01% due 02/27/06 to 07/28/28 with an aggregate value at 11/30/05 of $255,005,100. The amount to be received upon repurchase by the Fund is $1,000,111.

(k) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,785,000 U.S. Government obligations, 3.25% to 4.63% due 08/22/06 to 10/15/13 with an aggregate value at 11/30/05 of $258,299,549. The amount to be received upon repurchase by the Fund is $1,000,112.

(l)  Also represents cost for federal income tax purposes.

     See accompanying notes which are an integral part of this schedule.

AIM Premier U.S. Government Money Portfolio
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Item 2. Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM TREASURER'S SERIES TRUST


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: January 27, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 27, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.